PENSION PLANS (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
a) Fair value of plan assets
Expected yield of insurance contracts	$ (353)	$ (307)	$ (335)
b) Present value of obligations
Service cost	1,069	2,039	(150)
Interest cost
Past service cost
Actuarial (gain) losses
Other post-employment benefit plans [Member]
a) Fair value of plan assets
Opening balance	7,919	6,612	6,945
Expected yield of insurance contracts	353	307	335
Employer contributions	836	1,931	886
Actuarial (gain) losses
Premiums paid
Benefits paid	(2,304)	(931)	(1,554)
Fair value of plan assets at year end	6,804	7,919	6,612
b) Present value of obligations
Present value of obligations opening balance	(6,998)	(4,975)	(5,070)
Net incorporation of Group companies
Service cost	(1,069)	(2,039)	150
Interest cost
Curtailment/settlement effect
Benefits paid
Past service cost
Actuarial (gain) losses
Other	2,109	16	(55)
Present value of obligations at year end	(5,958)	(6,998)	(4,975)
Net balance at year end	$ 846	$ 921	$ 1,637